Stock-based compensation - Options outstanding (Details) - $ / shares	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock options
Options outstanding (in shares)	3,264,927	2,591,520
Options outstanding, weighted-average exercise price (in dollars per share)	$ 10.85	$ 13.59
Vesting subject to acceleration
Stock options
Options outstanding (in shares)	88,908
Options outstanding, weighted-average exercise price (in dollars per share)	$ 18.80
Vesting subject to acceleration | Grantee, Two
Stock options
Share price threshold	31.46
Vesting subject to acceleration | Grantee, Three
Stock options
Share price threshold	37.62
Vesting based on market appreciation event | Grantee, Four
Stock options
Share price threshold	30.14
Vesting based on market appreciation event | Grantee, Five
Stock options
Share price threshold	$ 33.66
Vesting based on market appreciation event | Vesting at market appreciation event
Stock options
Options outstanding (in shares)	97,652
Consecutive trading days threshold	20 days
Vesting based on market appreciation event | Vesting at one year anniversary of market appreciation event
Stock options
Options outstanding (in shares)	97,655
Vesting period following event	1 year